S000012087 [Member] Expense Example, No Redemption - S000012087 [Member]	Oct. 31, 2025 USD ($)
C000184731 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 48
Expense Example, No Redemption, 3 Years	188
Expense Example, No Redemption, 5 Years	340
Expense Example, No Redemption, 10 Years	782
C000032942 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	380
Expense Example, No Redemption, 3 Years	586
Expense Example, No Redemption, 5 Years	809
Expense Example, No Redemption, 10 Years	1,450
C000032947 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	57
Expense Example, No Redemption, 3 Years	216
Expense Example, No Redemption, 5 Years	389
Expense Example, No Redemption, 10 Years	$ 890